LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.05%
INVESTMENT COMPANIES–97.05%
Equity Funds–79.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	539,114	$33,149,044
LVIP Baron Growth Opportunities Fund	68,614	5,571,536
LVIP Channing Small Cap Value Fund	201,717	2,548,291
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	296,994	4,431,442
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	465,117	6,089,782
LVIP MFS Value Fund	634,844	35,233,847
LVIP SSGA Mid-Cap Index Fund	579,050	7,719,900
LVIP SSGA Nasdaq-100 Index Fund	154,706	2,200,222
LVIP SSGA S&P 500 Index Fund	1,684,962	50,520,217
LVIP SSGA Small-Cap Index Fund	259,258	8,684,889
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	301,397	9,154,034
LVIP Wellington SMID Cap Value Fund	502,142	13,793,323
		179,096,527
Fixed Income Funds–17.31%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	221,552	2,102,970
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	1,327,332	$13,741,865
LVIP Macquarie Bond Fund	1,320,449	16,094,955
LVIP SSGA Bond Index Fund	689,897	7,185,278
		39,125,068
Global Equity Fund–0.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	134,670	1,119,787
		1,119,787
Total Affiliated Investments (Cost $173,338,815)		219,341,382

UNAFFILIATED INVESTMENT–2.85%
INVESTMENT COMPANY–2.85%
Money Market Fund–2.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	6,449,038	6,449,038
Total Unaffiliated Investment (Cost $6,449,038)		6,449,038

TOTAL INVESTMENTS–99.90% (Cost $179,787,853)	225,790,420
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	219,765
NET ASSETS APPLICABLE TO 17,660,677 SHARES OUTSTANDING–100.00%	$226,010,185

✧✧Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
7	E-mini Russell 2000 Index	$787,220	$772,218	12/20/24	$15,002	$—
13	E-mini S&P 500 Index	3,779,263	3,698,807	12/20/24	80,456	—
4	E-mini S&P MidCap 400 Index	1,259,440	1,226,358	12/20/24	33,082	—
Total Futures Contracts					$128,540	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.05%@
Equity Funds-79.24%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$27,636,913	$2,878,935	$2,951,666	$202,636	$5,382,226	$33,149,044	539,114	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	4,727,881	812,722	350,496	(606)	382,035	5,571,536	68,614	—	—
✧✧LVIP Channing Small Cap Value Fund	2,246,286	264,186	216,585	8,882	245,522	2,548,291	201,717	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	—	4,321,286	204,808	1,798	313,166	4,431,442	296,994	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,951,955	1,924,408	419,709	406	632,722	6,089,782	465,117	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	937,284	500,783	1,581,226	196,415	(53,256)	—	—	—	—
✧✧LVIP MFS Value Fund	30,243,122	4,292,090	2,265,529	24,284	2,939,880	35,233,847	634,844	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	6,819,461	1,109,243	797,265	38,434	550,027	7,719,900	579,050	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,882,251	142,693	186,988	13,973	348,293	2,200,222	154,706	—	—
✧✧LVIP SSGA S&P 500 Index Fund	42,908,871	6,649,880	4,831,969	379,918	5,413,517	50,520,217	1,684,962	—	—
✧✧LVIP SSGA Small-Cap Index Fund	9,305,384	856,203	2,128,614	96,974	554,942	8,684,889	259,258	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,924,852	1,698,576	912,980	231	443,355	9,154,034	301,397	—	—
✧✧LVIP Wellington SMID Cap Value Fund	12,023,291	1,775,879	1,016,148	(45,789)	1,056,090	13,793,323	502,142	—	—
Fixed Income Funds-17.31%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	1,808,568	360,577	145,151	(7,730)	86,706	2,102,970	221,552	—	—
✧✧LVIP JPMorgan Core Bond Fund	12,071,972	2,237,561	1,230,588	15,178	647,742	13,741,865	1,327,332	—	—
✧✧LVIP Macquarie Bond Fund	16,039,463	2,242,199	2,799,246	(564,056)	1,176,595	16,094,955	1,320,449	—	—
✧✧LVIP SSGA Bond Index Fund	7,233,592	804,607	1,131,644	(188,248)	466,971	7,185,278	689,897	—	—
Global Equity Fund-0.50%@
✧✧LVIP BlackRock Real Estate Fund	1,482,649	131,614	593,237	(13,916)	112,677	1,119,787	134,670	—	—
Total	$189,243,795	$33,003,442	$23,763,849	$158,784	$20,699,210	$219,341,382		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at September 30, 2024.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3